Bank facilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Bank facilities	Bank facilities:
The Corporation has the following bank facilities available to it.
Letter of Guarantee Facility
The Corporation has a Letter of Guarantee Facility (“LG Facility”), enabling the bank to issue letters of guarantee, standby letters of credit, performance bonds, or similar credits on the Corporation's behalf from time to time up to a maximum of $2,000,000. At December 31, 2024, EUR €979,000 (CDN $1,463,000) (2023 - EUR €979,000 (CDN $1,433,000) was outstanding on the LG Facility.
The LG Facility also enables the Corporation to enter into foreign exchange contracts (at face value amounts in excess of the LG Facility). At December 31, 2024, the Corporation had outstanding foreign exchange currency contracts to purchase a total of CDN $17,500,000 (2023 – CDN $31,500,000) at an average rate of 1.36 CDN per U.S. dollar, resulting in an unrealized gain (loss) of CDN ($685,000) (2023 – CDN $542,000) at December 31, 2024. The unrealized gain on forward foreign exchange contracts is presented in prepaid expenses and other current assets in the statement of financial position and the unrealized loss on forward foreign exchange contracts is presented in trade and other payables.
Subsequent to December 31, 2024, the Corporation entered into a new Loan Agreement enabling the bank to issue commercial credit cards, standby letters of credit, or similar credits on the Corporation's behalf from time to time up to a maximum of approximately CDN $13,000,000.